UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1575 Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1575

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

EX-99.302CERT

EX-99.906CERT

Item 1. Semi-Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1575

Southfield, Michigan 48034

(248) 353-0790

May 26, 2022

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2022. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2021 annual meeting and at the March 2022 special meeting and the Fund’s Privacy Policy.

We want to highlight, as reported in the Additional Information, that the shareholders unanimously approved a new investment objective that permits the Fund to invest in equity securities. The first equity purchase occurred in April.

In November 2021, the Board of Directors declared dividends to be disbursed equal to the Fund’s net investment income for the year ending September 30, 2022. Regular dividends of $11.10 per share have been paid during the six months ended March 31, 2022. In addition, a regular dividend of $11.00 per share was paid on May 2, 2022. Dividends are paid quarterly on the last business day of January and the first business day of May, August and November.

We also wish to let you know that the Fund recently moved to a new suite. The letterhead above reports the Fund’s new address.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

Enclosures

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2022

The Fund’s primary investment objective is to receive current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation achieved through an investment in equity securities is a secondary objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $263,447 or $21.26 per share compared with $323,519 or $26.11 per share for the six-month period ended March 31, 2021.

Interest income continued to decline as bonds purchased provide less income than those they replaced. As a result of low interest rates, most of the bonds purchased during this period, particularly those purchased during the first four months, will mature or be called in 16 months or less. Most of these new purchases have extremely low interest rates. During 2022, interest rates have begun to increase. As rates rise, we expect to purchase bonds with higher yields.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

The net asset value of the Fund was $25,179,023 or $2,032.20 per share at March 31, 2022, a decrease of $1,003,549 or $81 per share from September 30, 2021. This change was the result of undistributed income of $125,918 and a reduction in unrealized appreciation of investments of $1,129,467. Interest rates spiked in March causing the decrease in the value of the bond portfolio.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2022

The weighted average maturity was 13.4 years, a decline from the prior year-end weighted average maturity of 13.6 years. Due to the unfavorable interest rate situation during most of the period, the Fund purchased a number of bonds that will mature or be called in the short term.

Asset Allocation

The bond portfolio is allocated by state as follows:

Other

During the period, ten bonds were called or matured for total proceeds of $1,870,000. Cash from these dispositions was reinvested in bonds to mature in eight months to 24 years. Portfolio turnover was 7.6%.

KEYCO BOND FUND, INC.

Additional Information

March 31, 2022

RESULTS OF MEETINGS OF SHAREHOLDERS

The annual meeting of shareholders was held on Wednesday, December 15, 2021. The results of the votes taken on the proposals before the shareholders are reported below. Each vote represents one share held on the record date for the meeting.

Item 1.	Election of Directors

	Number of Shares
		Withheld
Nominee	For	Authority
Mark E. Schlussel	12,376	0
Steve Milgrom	12,376	0
Thomas E. Purther	12,376	0
Ellen T. Horing	12,376	0
Michael Pullman	12,376	0

Item 2.	Ratify the selection of registered independent accountants

Ratify the selection of Sanville & Company as the Fund’s registered independent public accountants for the year ending September 30, 2022

Number
of Shares
For	11,520
Against	0
Abstain	856

A special meeting of shareholders was held on Wednesday, March 23, 2022. The results of the vote taken on the proposal before the shareholders is reported below. Each vote represents one share hold on the record date for the meeting.

Item 1.	Approve new investment objective

The Company’s primary investment objective is to receive current interest income exempt from federal income taxes as is available from Municipal Bonds (defined below) and as is consistent with prudent investment management and preservation of capital, and capital appreciation achieved through an investment in equity securities will be a secondary objective of the Company.

The Company defines Municipal Bonds as debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, their respective political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal income tax in the opinion of bond counsel for the issuers.

Number of Shares
For	12,370
Against	0
Abstain	0

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT starting with the report for June 30, 2020. Form N-PORT is available on the SEC’s web site at http://www.sec.gov. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1575, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has adopted policies and procedures whereby the Fund will “mirror vote” proxies. “Mirror vote” means voting “in the same proportion as the vote of all other holders of such security” as defined in the Investment Company Act of 1940. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities

March 31, 2022 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 95.7%	Amount	Value
Michigan - 46.9%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced)	$400,000	$409,532
Beaverton, Michigan, Schools, 2%, May 1, 2022 (Q-SBLF enhanced)	280,000	280,218
Beaverton, Michigan, Schools, 2%, May 1, 2023 (Q-SBLF enhanced)	175,000	175,445
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	520,690
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	215,504
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	565,765
Chesaning, Michigan, Union Schools, 3%, May 1, 2022 (Q-SBLF enhanced)	200,000	200,322
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	260,135
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	405,724
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025 (Q-SBLF enhanced) (Pre-refunded)	500,000	500,790
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	557,220
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	285,750
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	272,142
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	324,600
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	533,580
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	261,705
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	370,359
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	261,075
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	351,071
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 1, 2036 (Pre-refunded)	500,000	500,000
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	507,855
Michigan State Trunk Line, 5%, November 15, 2022	250,000	255,643
Michigan State Trunk Line, 4%, November 15, 2046	225,000	241,475
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	420,792
Pinckney, Michigan, Community Schools, 5%, May 1, 2035 (Q-SBLF enhanced)	500,000	552,490
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	821,512
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1, 2041 (AGM insured)	250,000	273,290
University of Michigan, Revenue, 4%, April 1, 2043	250,000	268,532
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037 (Q-SBLF enhanced) (Pre-refunded)	485,000	509,041
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	282,420
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	410,846
		11,795,523

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2022 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 95.7%	Amount	Value
Arizona - 2.1%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038 (Pre-refunded)	$250,000	$259,618
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	261,597
		521,215
Colorado - 0.5%
Weld County, Weld County School District No. 6, 4%, December 1, 2045 (School District Intercept Program guarantee)	125,000	136,445

District of Columbia - 1.1%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	268,802

Florida - 2.4%
Miami-Dade County, Florida, Subordinate Special Obligation Refunding, 5%, October 1, 2035 (Pre-refunded)	210,000	213,933
Florida State Board of Education, Public Education, Capital Outlay, 2018, Series B, 4%, June 1, 2044	200,000	215,258
St. Petersburg, Florida, Public Utility, Revenue, 4%, October 1, 2030 (Pre-refunded)	175,000	177,424
		606,615
Georgia - 2.2%
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	155,000	156,163
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	406,539
		562,702
Hawaii - 2.1%
Hawaii State, Series FG, 4%, October 1, 2036	500,000	533,705

Illinois - 1.9%
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	484,581

Indiana - 2.0%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	488,847

Iowa - 0.6%
Ankeny, Iowa, Community School District, 5%, June 1, 2023	145,000	150,578

Louisiana - 0.8%
Louisiana Public Facilities, Hospital, Revenue, 5%, July 1, 2042 (Pre-refunded)	190,000	191,822

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%, November 15, 2038	155,000	157,395

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2022 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 95.7%	Amount	Value
Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%, January 1, 2025 (FHA risk sharing mortgage insurance)	$135,000	$129,481

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039 (when issued)	100,000	108,774

Nevada - 1.1%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	270,730

New Hampshire - 3.7%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	926,275

New York - 9.6%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	288,813
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	261,207
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	347,804
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	146,723
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	258,455
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	79,722
New York State Dormitory Authority, State Personal Income Tax Revenue, Series 2018A, 4%, March 15, 2043	300,000	316,497
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water, 4%, June 15, 2046	500,000	525,350
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	200,686
		2,425,257
Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	359,280

Pennsylvania - 5.2%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	568,508
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	524,690
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	211,502
		1,304,700

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2022 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 95.7%	Amount	Value
Tennessee - 2.1%
Clarksville, Tennessee, Water, Sewer and Gas, Revenue, 5%, February 2023	$175,000	$180,093
Metropolitan Government of Nashville and Davidson County, Tennessee, General Obligation, 5%, July 1, 2023	335,000	348,457
		528,550
Texas - 7.1%
Canadian River, Texas, Municipal Water Authority, Revenue, 4%, February 15, 2023	100,000	102,079
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	263,837
Crosby, Texas, Independent School District, 5%, February 15, 2043 (Texas Permanent School Fund guarantee) (Pre-refunded)	250,000	261,153
Houston, Texas, Independent School District, 4%, June 1, 2029 (Texas Permanent School Fund guarantee)	350,000	359,180
Prosper, Texas, 4%, February 15, 2035	265,000	275,616
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	343,737
Waco, Texas, 3.125%, February 1, 2036	180,000	180,243
		1,785,845
Virginia - 1.4%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043 (Pre-refunded)	250,000	256,898
Virginia Public Building Authority, Public Facilities, Revenue, 5%, August 1, 2023	100,000	104,267
		361,165

Total long-term state and municipal obligations
(Cost $23,838,298) - 95.7%		24,098,287

Money Market Fund - 4.2%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.23%*
(Cost $1,067,134)	1,067,134	1,067,134

Total investments (Cost $24,905,432) - 99.9%		25,165,421

Other assets less liabilities, net - 0.1%		13,602

Net assets (100%)		$25,179,023

* Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

March 31, 2022 (unaudited)

Assets
Investments in securities, at fair value (cost $24,905,432)	$25,165,421
Cash	28,296
Interest and dividend receivable	319,232
Other	450
Total assets	25,513,399

Liabilities
Payable for investments purchased	324,541
Accrued expenses	9,835
Total liabilities	334,376
Net Assets	$25,179,023

Net Assets consist of:
Paid-in capital	$754,004
Total distributable earnings	24,425,019
Net Assets	$25,179,023

Capital stock shares issued and outstanding ($2.04 par value, 29,411 shares authorized)	12,390

Net Asset Value per share	$2,032.20

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Operations

For the Six Months Ended March 31, 2022 (unaudited)

Interest income		$351,588
Dividend income		205
Total investment income		351,793

Expenses
Administration fees (Note 5)	$29,000
Professional fees	39,905
Custodial fee	6,652
Directors’ fees	5,000
Insurance	450
Miscellaneous	7,339
Total expenses		88,346
Net investment income		263,447

Realized and unrealized gain (loss) on investments
Realized gain on investments		—
Net change in unrealized appreciation (depreciation) of investments		(1,129,467)
Net realized and unrealized gain (loss) on investments		(1,129,467)

Net decrease in net assets resulting from operations		$(866,020)

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statements of Changes in Net Assets

	Six Months
	Ended
	March 31,	Year Ended
	2022	Sept. 30,
	(unaudited)	2021
Increase (decrease) in net assets from operations
Net investment income	$263,447	$639,725
Net realized gain on investments	—	18,455
Changes in unrealized appreciation (depreciation) of investments	(1,129,467)	(272,324)
Net increase (decrease) in net assets resulting from operations	(866,020)	385,856

Distributions to shareholders
From net investment income	(137,529)	(639,725)

Total decrease in net assets	(1,003,549)	(253,869)

Net Assets
Beginning of period	26,182,572	26,436,441
End of period	$25,179,023	$26,182,572

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Financial Highlights

	Six Months
	Ended
	3/31/2022		Years Ended September 30
	(unaudited)		2021	2020	2019	2018	2017
Per share operating performance
Net asset value, beginning of period	$2,113.20		$2,133.69	$2,115.00	$2,001.16	$2,056.98	$2,107.34

Net investment income	21.26		51.63	58.35	62.59	65.23	66.20
Net realized and unrealized gain (loss) on investments	(91.16)		(20.49)	18.68	113.81	(55.87)	(50.39)
Total from investment operations	(69.90)		31.14	77.03	176.40	9.36	15.81

Less distributions from
Net investment income	(11.10)		(51.63)	(58.34)	(62.56)	(65.18)	(66.17)

Net asset value, end of period	$2,032.20		$2,113.20	$2,133.69	$2,115.00	$2,001.16	$2,056.98

Total return per share net asset value (a)	-3.3	%(c)	1.5%	3.7%	8.9%	0.5%	0.8%

Ratios and supplemental data

Net assets, end of period (in 000s)	$25,179		$26,183	$26,436	$26,205	$24,794	$25,486
Ratio of net investment income to average net assets	2.0	%(b)	2.4%	2.7%	3.0%	3.2%	3.2%
Ratio of expenses to average net assets	0.7	%(b)	0.5%	0.4%	0.4%	0.4%	0.5%
Portfolio turnover rate	7.6	%(c)	14.7%	5.3%	6.0%	20.3%	19.2%

(a)	Total return in the table above represents the rate that the investor would have earned or lost on an investment in the Fund if there were reinvestment of dividends.

(b)	Annualized

(c)	Not annualized

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Notes to Financial Statements

March 31, 2022 (unaudited)

1.	Organization

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The Fund’s primary investment objective is to receive current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital, and capital appreciation achieved through an investment in equity securities will be a secondary objective.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available. In the unlikely event that the entity that provides custodial services for the Fund is unable to value one or more bonds in the portfolio and an alternate resource is used for pricing, the Board is to be notified at its next regularly scheduled meeting.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads and market-collaborated inputs.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2022 (unaudited)

2.	Significant Accounting Policies – Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Securities
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations**	$—	$24,098,287	$—	$24,098,287
Money market fund	1,067,134	—	—	1,067,134
Total	$1,067,134	$24,098,287	$—	$25,165,421

The Fund did not hold any Level 3 assets during the six-month period ended March 31, 2022. It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period.

** Refer to Portfolio of Investments in Securities for breakdown of municipal bonds held by the Fund.

Federal Income Taxes

It is the Fund’s intention to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2022 (unaudited)

2.	Significant Accounting Policies – Continued

The cost of securities for federal income tax purposes is expected to approximate the cost for financial statement purposes. The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. The unrealized appreciation (depreciation) as of March 31, 2022 was as follows:

Gross unrealized appreciation	$445,319
Gross unrealized depreciation	(185,330)
Net unrealized appreciation	$259,989

Cost of investment securities including short-term investments	$24,905,432

The capital loss carryforward of $14,793 at September 30, 2021 qualifies to be carried forward for an unlimited period and will be used to offset any capital gains realized by the Fund in future years. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The Fund’s management has reviewed all open tax years for federal tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements for March 31, 2022. The Fund’s tax returns are subject to examination for federal purposes for the open tax years (2018-20) and for the tax return to be filed for 2021. The Fund has not been subject to interest and/or penalties on its tax return filings. The Fund identifies its major tax jurisdictions as the U.S. federal government and the State of Michigan.

Security Transactions and Related Income

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the constant yield method. Dividend income is recorded on the ex-dividend date.

When-Issued Security

During the period, the Fund purchased a bond on a when-issued basis. Payment and delivery are scheduled to take place after the customary settlement period. The price for the bond and the date when the security is to be delivered are fixed at the time of the transaction. The bond purchased on a when-issued basis is identified as such in the Portfolio of Investments in Securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2022 (unaudited)

3.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,858,598 and $1,870,000, respectively, for the six months ended March 31, 2022.

4.	Portfolio Management

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board of Directors, makes investment decisions internally.

5.	Related Party Transactions

Administration fees incurred include $29,000 for accounting, administrative and general office support services provided by Tauber Enterprises, LLC, an entity owned by an officer of the Fund. The agreement is reviewed and renewed annually by the Fund’s Directors.

6.	Risks and Uncertainties

The Fund invests in municipal bonds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds could occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

7.	Capital Share Transactions

There were no transactions in capital stock for the year ended September 30, 2021 and the six-month period ended March 31, 2022.

8.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	COVID -19

COVID-19, a novel coronavirus first detected in December 2019, was declared a pandemic by the World Health Organization during March 2020. There have been market disruptions associated with the pandemic, and uncertainty exists as to the long-term implications. At this time management is unable to determine the effects, if any, that COVID-19 may have on the bonds in the Fund’s portfolio or on the Fund’s performance.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2022 (unaudited)

10.	Subsequent Events

On May 2, 2022, the Fund paid shareholders of record on April 22, 2022, a net investment income distribution of $136,290 equivalent to $11.00 per share.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrant.

Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6. Schedule of Investments.

This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)    Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)       There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)        Not applicable.

(a)(2)        Not applicable.

(a)(3)        Not applicable.

(a)(4)        Not applicable.

(b)            Not applicable.

Item 13. Exhibits.

(a)(1)        Not applicable.

(a)(2)        Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)        Not applicable.

(b)            Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: May 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: May 26, 2022

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.